Offsets	Aug. 07, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sunstone Hotel Investors, Inc.
Form or Filing Type	S-3
File Number	333-269994
Initial Filing Date	Feb. 24, 2023
Fee Offset Claimed	$ 33,060.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 300,000,000.00
Termination / Withdrawal Statement	See footnote above.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sunstone Hotel Investors, Inc.
Form or Filing Type	S-3
File Number	333-269994
Filing Date	Mar. 01, 2023
Fee Paid with Fee Offset Source	$ 33,060.00
Offset Note	See footnote above.